Segment and Revenue by Geography and By Major Customer	6 Months Ended
Jun. 30, 2026
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 12 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

Cross Industry Business: The Company’s solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, that deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

The CODM monitors the gross profit of each segment to analyze fluctuations relative to prior periods (cost reductions, change in product mix etc.).

The CODM uses segment operating profit (loss) to evaluate income (loss) in deciding whether to reinvest profits into the segment. Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.

	Six months ended on June 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,080	10,884	34,964
Cost of revenues	7,246	6,092	13,338
Gross profit	16,834	4,792	21,626
Research and development expenses	13,798	6,572	20,370
Sales and marketing expenses	5,825	4,582	10,407
General and administrative expenses	4,291	3,724	8,015
Change in earnout liability	(282)	-	(282)
Segment operating loss	(6,798)	(10,086)	(16,884)

Financial income (expenses), net			594
Loss before taxes on income			(16,290)

Depreciation and amortization expenses	866	361	1,227
Stock-based compensation	3,387	2,859	6,246

	Six months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,576	9,311	33,887
Cost of revenues	7,755	4,715	12,470
Gross profit	16,821	4,596	21,417
Research and development expenses	13,159	7,629	20,788
Sales and marketing expenses	5,543	5,230	10,773
General and administrative expenses	4,232	3,132	7,364
Change in earnout liability	(663)	-	(663)
Segment operating loss	(5,450)	(11,395)	(16,845)

Financial income (expenses), net			1,463
Loss before taxes on income			(15,382)

Depreciation and amortization expenses	1,070	458	1,528
Stock-based compensation	3,633	4,308	7,941

	Three months ended on June 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	13,097	5,008	18,105
Cost of revenues	4,037	2,929	6,966
Gross profit	9,060	2,079	11,139
Research and development expenses	6,731	3,345	10,076
Sales and marketing expenses	2,712	2,299	5,011
General and administrative expenses	2,130	1,868	3,998
Segment operating loss	(2,513)	(5,433)	(7,946)

Financial income (expenses), net			(79)
Loss before taxes on income			(8,025)

Depreciation and amortization expenses	430	179	609
Stock-based compensation	1,681	1,429	3,110

	Three months ended on June 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	12,823	4,236	17,059
Cost of revenues	4,126	2,098	6,224
Gross profit	8,697	2,138	10,835
Research and development expenses	6,506	3,692	10,198
Sales and marketing expenses	2,753	2,413	5,166
General and administrative expenses	2,203	1,494	3,697
Change in earnout liability	(837)	-	(837)
Segment operating loss	(1,928)	(5,461)	(7,389)

Financial income (expenses), net			225
Loss before taxes on income			(7,164)

Depreciation and amortization expenses	532	226	758
Stock-based compensation	1,757	2,018	3,775

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Domestic (Israel)	244	193	169	129
Hong Kong	3,112	5,094	2,050	3,279
China	2,252	4,574	1,218	2,353
United States	5,231	4,329	2,789	1,652
Portugal	4,929	4,556	2,051	2,318
Hungary	5,368	4,710	2,493	1,830
Japan	2,623	3,011	1,503	1,682
Other	11,205	7,420	5,832	3,816
	34,964	33,887	18,105	17,059

c.	Supplemental data - Major Customers:

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	June 30, 2026	December 31, 2025
Accounts Receivable	% of Account Receivable
Customer A	33%	16%
Customer B	14%	15%
Customer C	4%	15%
Customer D	13%	10%
Customer E	0%	10%

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
Revenues	% of Revenues		% of Revenues
Customer A	13%	13%	11%	13%
Customer C	5%	9%	5%	10%
Customer D	11%	8%	10%	5%

d.	Long-lived assets by Geography:

	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Domestic (Israel)	7,718	8,657
China	89	138
USA	866	871
Other	92	136
	8,765	9,802